Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Tax Expense

	December 31, 2020	December 31, 2019
Current federal	$9,720	$2,627
Deferred federal (1)	(3,045)	(187)
Total	$6,675	$2,440

(1)	Includes tax benefit of operating loss carryforwards of $34 and $34 for the years ended December 31, 2020 and 2019, respectively.

Effective Tax Rates Differ From Federal Statutory Rate

	December 31, 2020	December 31, 2019
Federal statutory rate times financial statement income	$7,619	$2,529
Effect of:
Stock compensation	(19)	(18)
Bank owned life insurance income	(30)	(30)
Historic tax credits	(807)	-
Low income housing tax credits	(106)	(59)
Other	18	18
	$6,675	$2,440
Effective tax rate	18%	20%

Deferred Tax Assets And Liabilities

	2020	2019
Deferred tax assets:
Allowance for loan and lease losses	$3,407	$1,170
Compensation related issues	1,815	433
Deferred loan fees	293	-
Nonaccrual interest	57	55
Net operating loss carry forward	398	432
Operating lease liabilities	322	412
	6,292	2,502
Deferred tax liabilities:
FHLB stock dividend	226	226
Deferred loan costs	-	7
Depreciation	15	73
Operating lease right-of-use assets	291	374
Unrealized mark-to-market gain	935	32
Other	2	4
Prepaid expenses	76	65
	1,545	781
Net deferred tax asset	$4,747	$1,721